Investment Objectives and Goals	Dec. 19, 2025
Invesco High Yield Bond Factor ETF | Invesco High Yield Bond Factor ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco High Yield Bond Factor ETF
Invesco High Yield Select ETF | Invesco High Yield Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco High Yield Select ETF
Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Ultra Short Duration ETF